Intangible assets, net (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Composition and movement of intangible assets
Beginning balance		$ 179,124	$ 190,420	$ 114,041
Additions		77,325	71,007	130,908
Disposals			(9,368)	(1,976)
Amortization		(87,667)	(72,885)	(52,396)
Exchange differences		(1,385)	(50)	(157)
Ending balance	$ 8,883	167,397	179,124	190,420
Software
Composition and movement of intangible assets
Beginning balance		179,124	190,420
Ending balance		167,397	179,124	190,420
Amortization expense		87,667	72,885	52,396
Software | Gross value
Composition and movement of intangible assets
Beginning balance		503,467	441,803
Ending balance		579,360	503,467	441,803
Software | Accumulated depreciation / amortization
Composition and movement of intangible assets
Beginning balance		(324,343)	(251,383)
Ending balance		$ (411,963)	$ (324,343)	$ (251,383)
Software | Minimum
Composition and movement of intangible assets
Estimated useful lives (in years)	1 year	1 year
Software | Maximum
Composition and movement of intangible assets
Estimated useful lives (in years)	4 years	4 years